FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates payments. As of December 31, 2024, we have interest rate swaps whereby the floating rate (3-months SOFR) on a notional principal amount of
$550 million (December 31, 2023: $650 million) are swapped to fixed rate. Credit risk exists to the extent that the counterparties are unable to perform under the swap contracts but this risk is considered remote as the counterparties are well established banks, which may also participate in loan facilities to which the interest rate swaps are related.

Our interest rate swap contracts as of December 31, 2024 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	August 2017 1)	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017 1)	August 2025	2.58%
Receiving floating, pay fixed	100,000	October 2019 1)	October 2025	2.51%
Receiving floating, pay fixed	50,000	March 2020 1)	March 2027	0.94%
Receiving floating, pay fixed	50,000	March 2020 1)	March 2027	0.74%
Receiving floating, pay fixed	50,000	April 2022	December 2030	2.53%
Receiving floating, pay fixed	50,000	July 2022	September 2030	1.77%
Receiving floating, pay fixed	50,000	January 2023	March 2030	3.07%
Receiving floating, pay fixed	50,000	January 2023 2)	January 2030	2.55%
Receiving floating, pay fixed	50,000	March 2023 2)	January 2030	2.64%
	550,000

1) On June 30, 2023, our interest rate swap derivative contracts with LIBOR reference rate transitioned to SOFR reference rate in accordance with Interbank Offered Rate ("IBOR") fallback protocol, as published by International Swaps and Derivatives Association (ISDA) Inc and adheared by us in April 2023. As a result, the floating rate transitioned from LIBOR to SOFR and the fixed rate decreased based on the Credit Adjustment Spread ("CAS") of 26.1 basis points.
2) Forward-looking swaps: first payment date for the $50 million 2.55% interest rate swap (SOFR) and $50 million 2.64% interest rate swap is October 2025.

Forward freight agreements
We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are fully settled in cash through what we consider reputable clearing houses on a daily basis, as such there are no balances relating to FFAs on the Consolidated Balance Sheets. Credit risk exists to the extent that our counterparties are unable to perform under the FFA contracts but this risk is considered remote as well as participants post collateral security for their positions.

As of December 31, 2024, we had long positions through FFA of net 495 days with maturity in 2025.
Bunker derivatives
We enter into cargo contracts from time to time. We are therefore exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. To hedge the risk of fluctuating bunker prices, we sometimes enter into bunker swap agreements. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the bunker contracts but this risk is considered remote as the counterparties are usually what we consider well established banks or other well-known institutions in the market.

As of December 31, 2024, we had no outstanding bunker swap agreements. As of December 31, 2023, we had outstanding bunker swap agreements for about 4.2 thousand metric tonnes.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars for personnel costs and administrative expenses, and Euro for some of our scrubber equipment investments. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. Due to the exposure of currency fluctuations we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are what we consider major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts but this risk is considered remote as the counterparties are what we consider well established banks.
As of December 31, 2024, we had contracts to swap USD to NOK for a notional amount of $1.8 million. As of December 31, 2023, we had contracts to swap USD to NOK for a notional amount of $2.1 million.

Fair values
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The carrying value and estimated fair value of our financial instruments as of December 31, 2024 and December 31, 2023 are as follows:

		2024	2024	2023	2023
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	129,106	129,106	116,382	116,382
Restricted cash	1	2,623	2,623	2,254	2,254
Derivative assets	2	27,294	27,294	28,070	28,070
Liabilities
Long-term debt - floating	2	1,314,193	1,314,193	1,380,673	1,380,673
Derivative liabilities	2	74	74	172	172

There have been no transfers between different levels in the fair value hierarchy in 2024 and 2023.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.
•Restricted cash and investments - the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.
•Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.
•Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis

During the year ended December 31, 2024, the value of Golden Gayle and Golden Diamond, one Newcastlemax vessel and one Panamax vessel, with sales entered into with unrelated third parties in September 2024, was measured at fair value. The fair value were based on level three inputs and the expected market value based on sales agreement. Upon delivery of the vessels in November 2024 and October 2024, we recorded a gain of $16.1 million.

During the year ended December 31, 2024, the value of Golden Ruby, a Panamax vessel, with sales entered into with an unrelated party in June 2024, was measured at fair value. The fair value were based on level three inputs and the expected market value based on sales agreement. Upon delivery of the vessel in August 2024, we recorded a gain of $4.2 million.
During the year ended December 31, 2024, the value of Golden Bull, a Panamax vessel, with sales entered into with an unrelated party in December 2023, was measured at fair value. The fair value was based on level three inputs and the expected market values based on sales agreement. Upon delivery of the vessel in February 2024, we recorded a gain of $1.1 million.

During the year ended December 31, 2023, with reference to Note 15 "Vessels and Equipment, net", we took delivery of six Newcastlemax vessels from H-Line and recorded the cost of vessels acquired amounting to $291.0 million based on the fair value of the total consideration paid.

During the year ended December 31, 2023, fair value of favorable time charter contracts acquired as part of the acquisition of Newcastlemax vessels, was measured at fair value upon delivery of vessels. The fair value was based on level three inputs and calculated as the net present value of the difference in cash flows arising over the period of the contracts between the expected cash flows from the contracts and expected cash flows from comparable contracts at the acquisition date. The time charter contracts were valued to net $4.9 million, which was capitalized upon delivery of vessels and recorded as an asset of $2.0 million and a liability of $6.9 million.

During the year ended December 31, 2023, the value of Golden Suek and Golden Hawk, one Panamax and one Supramax vessel, with sales entered into with unrelated third parties in August 2023 and September 2023, was measured at fair value. The fair value were based on level three inputs and the expected market values based on sales agreements. Upon delivery of Golden Suek and Golden Hawk in September 2023 and November 2023, we recorded a gain of $0.8 million and $5.8 million, respectively.

During the year ended December 31, 2023, the value of Golden Strength, Golden Feng and Golden Shui, one Panamax vessel and two Capesize vessels, with sales entered into with unrelated third parties in November 2022 and March 2023, was measured at fair value. The fair values were based on level three inputs and the expected market values based on sales agreements. Upon delivery of Golden Strength in January 2023, we recorded a gain of $2.6 million, and upon delivery of Golden Feng and Golden Shui in May 2023, we recorded an impairment loss of $11.8 million in connection with the sale.

During the year ended December 31, 2022, the value of Golden Ice, Golden Cecilie, Golden Cathrine, Golden Empress, Golden Enterprise and Golden Endeavour, two Ultramax vessels, three Kamsarmax vessels and one Panamax vessel sold to unrelated third parties, were measured at fair value. The fair values were based on level three inputs and the expected market values based on sales agreements. Upon delivery of Golden Ice in December 2022, we recorded a gain of $2.8 million. Golden Cecilie and Golden Cathrine was delivered to its new owner in the third quarter of 2022, at which time we recorded a gain of $21.9 million. Golden Empress, Golden Enterprise and Golden Endeavour was delivered to its new owner in the second quarter of 2022, at which time we recorded a gain of $9.5 million.

Assets Measured at Fair Value on a Recurring Basis

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with SEB, DNB and Danske Bank. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.